RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Right Of Use Asset And Lease Liability [Abstract]
Schedule of Changes in Right of Use Assets and Lease Liabilities	Changes in right of use assets and lease liabilities as of December 31, 2025 and 2024 are as follows:

	2025	2024
Lease liabilities:
As of the beginning of the year	4,191,989	11,422,417
Additions	903,378	382,004
Financial adjustments	654,879	732,234
Foreign Exchange gain /(losses)	1,170,960	1,427,154
Gain on net monetary position	(1,061,635)	(5,937,085)
Deletions	-	(1,551,109)
Payments	(2,325,884)	(2,283,626)
As of the end of the year	3,533,687	4,191,989

Right of use assets:
As of the beginning of the year	4,178,512	7,294,388
Additions	903,378	382,004
Deletions	-	(1,648,580)
Depreciation	(1,840,689)	(1,849,300)
As of the end of the year	3,241,201	4,178,512